Stock Based Compensation Plan	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Stock-Based Compensation Plan
Note 12. Stock-Based Compensation Plan
The Company maintains the 2021 Equity Incentive Plan, or the 2021 Plan, which provides for the granting of stock awards to employees, directors and consultants. Options granted under the 2021 Plan may be either incentive stock options or nonqualified stock options to purchase common stock. Options granted under the 2021 Plan expire no later than 10 years from the date of grant. Options under the 2021 Plan generally vest over four years. As of December 31, 2022, there were 3.7 million shares of common stock available for issuance under the 2021 Plan.
Prior to the Business Combination, Legacy Surrozen maintained the 2015 Stock Plan, or the 2015 Plan, which provided for the granting of options to purchase shares of common stock to officers, employees, directors, consultants and key persons who provide services to the Company. Options under the 2015 Plan have a term of 10 years and generally vested over a four-year period with one-year
cliff vesting. In conjunction with the Business Combination, options and the corresponding exercise price under the 2015 Plan were converted into the awards under the 2021 Equity Incentive Plan based on the Exchange Ratio. Each converted option is subject to the same terms and conditions as were applicable to the corresponding options under the 2015 Plan.
The Company adopted the 2021 Employee Stock Purchase Plan, or the ESPP, in August 2021. The ESPP allows eligible employees to purchase shares of the Company’s common stock at a discount through payroll deductions of up to 15% of their eligible compensation, subject to plan limitations. An offering period under the ESPP consists of four six-month
purchase periods, unless otherwise determined by the Company. The eligible employees are able to purchase shares at 85% of the lower of the fair market value of the Company’s common stock on the first trading day of the offering period or on the purchase day. As of December 31, 2022, there were 0.6 million shares of common stock available for issuance under the ESPP. During the year ended December 31, 2022, 0.3 million shares were issued under the ESPP.

Option Exchange
In October 2022, the Company’s Compensation Committee authorized and approved a stock option exchange whereby certain outstanding stock options held by 59 employees were exchanged for stock options on a one-for-one
basis with an exercise price at the current market price on the date of the exchange. As a result of this exchange, 1.3 million outstanding stock options, with a weighted average exercise price of $8.81 per share, were exchanged for 1.3 million new stock options under the 2021 Plan with an exercise price of $2.16 per share. The vesting terms and expiration dates of the new stock options remain unchanged from the original stock options.
The option exchange was treated as an option modification for accounting purposes and resulted in the incremental expense of $0.7 million. $0.3 million of the total incremental expense associated with the vested options was recognized on the modification date. The remaining $0.4 million associated with the unvested options as of the modification date will be recognized over the remainder of the original requisite service period.
Stock Options
A summary of option activity is set forth below (shares in thousands):

	Options Outstanding
	Number of Options	Weighted Average Exercise Price	Average Remaining Contractual Life (In years)	Aggregate Intrinsic Value (In thousands)
Outstanding – December 31, 2021	1,794	$6.31	8.43
Granted	2,198	3.26
Forfeited	(79)	6.13
Expired	(17)	6.77

Outstanding – December 31, 2022	3,896	2.43	8.44	$—

Exercisable – December 31, 2022	1,430	1.94	7.48	—

The aggregate intrinsic values of options outstanding, exercisable, vested and expected to vest is the difference between the exercise price of the options and the fair value of the Company’s common stock at December 31, 2022.
The intrinsic value of options exercised during the year ended December 31, 2021 was $1.2 million. No options were exercised during the year ended December 31, 2022.
During the years ended December 31, 2022 and 2021, the Company granted options with a weighted-average grant-date fair value of $2.28 per share and $6.36 per share, respectively.
Restricted Stock Awards
The following table summarizes the Company’s RSA activity (shares in thousands):

	Number of Shares	Weighted Average Grant Date Fair Value
RSAs, unvested at December 31, 2021	161	$9.39
Vested	(56)	8.72

RSAs, unvested at December 31, 2022	105	9.74

The fair value of RSAs vested during the years ended December 31, 2022 and 2021 was $0.2 million and $0.6 million, respectively.
Fair Value of Options
The fair value of options is estimated at the grant date using the Black-Scholes option pricing model with the following weighted-average assumptions:

	Year Ended December 31,
	2022	2021
Expected term (in years)	6.00	6.01
Expected volatility	81.07%	71.23%
Risk-free rate	2.03%	0.89%
Dividend yield	—	—
Stock-Based Compensation
Total stock-based compensation recorded in the consolidated statements of operations and comprehensive loss related to options and RSAs was as follows (in thousands):

	Year Ended December 31,
	2022	2021
Research and development	$1,612	$736
General and administrative	2,905	1,580

Total stock-based compensation expense	$4,517	$2,316

As of December 31, 2022, there was approximately $9.9 million of stock-based compensation expense to be recognized over a weighted-average period of approximately 2.5 years.